Subsequent Events (Details) - USD ($) $ in Thousands	6 Months Ended			7 Months Ended			8 Months Ended
	Jul. 15, 2015	Jun. 30, 2015	Jun. 30, 2014	Aug. 07, 2015	Jul. 31, 2015	Jul. 22, 2015	Sep. 02, 2015	Aug. 26, 2015	Aug. 31, 2015
Subsequent Events [Line Items]
Aggregate reduction of the purchase price of certain of the newbuilding vessels					$ 25,828
Payments to acquire property plant and equipment		$ 317,538	$ 74,267
CSSC lease arrangement
Subsequent Events [Line Items]
Lease agreements, maximum amount to finance construction cost									$ 40,000
Star Natalie
Subsequent Events [Line Items]
Delivery Date								Aug. 26, 2015
Star Claudia
Subsequent Events [Line Items]
Delivery Date							Sep. 02, 2015
Goliath (ex -HN 167) and Maharaj (ex -HN 185)
Subsequent Events [Line Items]
Payments to acquire property plant and equipment	$ 75,364
Star Aquarius ( ex-HN 5040)
Subsequent Events [Line Items]
Payments to acquire property plant and equipment						$ 20,359
Star Pisces (ex-HN 5043)
Subsequent Events [Line Items]
Payments to acquire property plant and equipment				$ 20,351
DNB-SEB-CEXIM $227,500 Facility | Goliath (ex -HN 167) and Maharaj (ex -HN 185)
Subsequent Events [Line Items]
Amount drawn down	$ 60,600
NIBC $32,000 Facility | Star Aquarius ( ex-HN 5040)
Subsequent Events [Line Items]
Amount drawn down						$ 15,237
NIBC $32,000 Facility | Star Pisces (ex-HN 5043)
Subsequent Events [Line Items]
Amount drawn down				$ 15,237